Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 758,296.11
Previously Paid Amount	0
Total Fee Amount	116.10
Total Offset Amount	0
Net Fee	$ 116.10